Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combination
3.	Business Combination

On February 10, 2020, the Company completed the APW Acquisition, acquiring AP Wireless in a business combination. The acquisition was completed through a merger of a newly created Landscape subsidiary with and into APW OpCo, with APW OpCo surviving the merger as a majority-owned subsidiary of Radius. Following completion of the Transaction on the Closing Date, Radius owned 91.8% of APW OpCo, and the Continuing OpCo Members owned the remaining 8.2%. The APW Acquisition was accounted for as a business combination using the acquisition method with Radius as the accounting acquirer in accordance with ASC 805. The interest in APW OpCo not owned by the Company was recognized as a noncontrolling interest in the condensed consolidated financial statements.

The aggregate acquisition consideration transferred in the APW Acquisition was $390,857, which consisted of cash consideration of $325,424 and equity consideration of $65,433. The cash component of the consideration was funded through the liquidation of cash equivalents owned by Landscape. The equity component of the consideration represented the fair value of the limited liability company units in APW OpCo issued to the Continuing OpCo Members, and includes units designated as “Class B Common Units” (the “Class B Common Units”) pursuant to the Second Amended and Restated Limited Liability Company Agreement of APW OpCo, dated as of July 31, 2020, by and between its Members (as defined therein) and the Company (the “APW OpCo LLC Agreement”), the units designated as “Series A Rollover Profits Units” pursuant to the APW OpCo LLC Agreement (the “Series A Rollover Profits Units”) and the units designated as “Series B Rollover Profits Units” pursuant to the APW OpCo LLC Agreement (the “Series B Rollover Profits Units”) (collectively, the “Consideration Units”). The Company determined that the components of the Consideration Units were not freestanding instruments and the economic characteristics of the embedded features of the Consideration Units were considered clearly and closely related to the equity-like host of the Consideration Units, as the value of the embedded features fluctuate with the price of the underlying equity in the Consideration Units. Accordingly, the Consideration Units represented and were then accounted for as a single, hybrid financial instrument, classified as permanent equity and presented as noncontrolling interests in the condensed consolidated balance sheet of the Company. The estimated fair value of the Consideration Units was calculated using a Monte Carlo simulation model, which used the following weighted-average assumptions: 21.1% expected volatility, a risk-free interest rate of 1.5%, estimated term of 9.2 years and a fair value of the Ordinary Shares of $10.00 per share.

The Company recorded an allocation of the acquisition consideration to the acquiree’s identified tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the Closing Date. The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill. The following is a summary of the estimated fair values of the assets acquired and liabilities assumed:

Cash and restricted cash	$48,359
Trade receivables	8,077
Prepaid expenses and other assets	34,970
Real property interests	901,290
Intangible assets	5,400
Accounts payable and other liabilities	(22,654)
Rent received in advance	(15,837)
Real property interest liabilities	(33,398)
Deferred income tax liability	(45,100)
Long-term debt	(570,759)

Net identifiable assets acquired	310,348
Goodwill	80,509

Total acquisition consideration	$390,857

The Company allocated the purchase price for the transaction based upon the estimated fair value of net assets acquired and liabilities assumed at the date of acquisition. The fair value of the real property interests, which consisted of right-of-use assets under finance leases and telecom real property interests, was estimated under an income approach based upon management’s projections of monthly cash flows for the beneficial rights to the respective real property interests. With consideration given to the specified term of each real property interest arrangement, which ranged from 23 to 99 years as of the Closing Date, the monthly cash flow streams were discounted to present value using an appropriate pre-tax discount rate for the geographic region of each arrangement, with the discount rate for each region determined based on a base pre-tax discount rate for the United States with a premium to account for additional risk associated with the respective region. Discount rates used in the determination of the fair value of real property interests ranged from 8.2% to 18.5%.

The identified intangible assets included the in-place tenant leases. The fair value of the in-place lease intangible assets was estimated under a replacement cost method. This approach measures the value of an asset by the cost to reconstruct or replace it with another of like utility. The in-place lease intangible asset represents the avoided cost of originating the acquired lease with the in-place tenant. Based on industry experience, the Company estimated one month as a reasonable amount of time to allot for origination of a tenant lease. Accordingly, the fair value of the in-place lease intangible asset approximated the cash flows associated with one-month’s net cash flows for each in-place tenant lease.

The purchase price allocation also reflected the recognition of deferred income taxes related to the fair value of assets acquired and liabilities assumed of the AP Wireless foreign subsidiaries over their respective historical tax bases as of the Closing Date.

The following unaudited pro forma combined financial information presents the Company’s results as though the Transaction had occurred at January 1, 2019. The unaudited pro forma consolidated financial information has been prepared using the acquisition method of accounting in accordance with GAAP (unaudited):

Three Months Ended March 31, 2020
Revenue	$15,591
Net loss	$(7,196)

3.	Business Combination

On February 10, 2020, the Company completed the APW Acquisition, acquiring AP Wireless in a business combination. The acquisition was completed through a merger of a newly created Landscape subsidiary with and into APW OpCo, with APW OpCo surviving the merger as a majority-owned subsidiary of Landscape. Following completion of the Transaction on the Closing Date, Radius owned 91.8% of APW OpCo, and the Continuing OpCo Members owned the remaining 8.2%. The APW Acquisition was accounted for as a business combination using the acquisition method with Radius as the accounting acquirer in accordance with ASC 805. The interest in APW OpCo not owned by the Company was recognized as a noncontrolling interest in the consolidated financial statements.

The aggregate acquisition consideration transferred in the APW Acquisition was $390,857, which consisted of cash consideration of $325,424 and equity consideration of $65,433. The cash component of the consideration was funded through the liquidation of cash equivalents owned by Landscape. The equity component of the consideration represented the fair value of the limited liability company units in APW OpCo issued to the Continuing OpCo Members, and includes units designated as “Class B Common Units” pursuant to the APW OpCo LLC Agreement (the “Class B Common Units”), the units designated as “Series A Rollover Profits Units” pursuant to the APW OpCo LLC Agreement (the “Series A Rollover Profits Units”) and the units designated as “Series B Rollover Profits Units” pursuant to the APW OpCo LLC Agreement (the “Series B Rollover Profits Units”) (collectively, the “Consideration Units”). The Company determined that the components of the Consideration Units were not freestanding instruments and the economic characteristics of the embedded features of the Consideration Units were considered clearly and closely related to the equity-like host of the Consideration Units, as the value of the embedded features fluctuate with the price of the underlying equity in the Consideration Units. Accordingly, the Consideration Units represented and were then accounted for as a single, hybrid financial instrument, classified as permanent equity and presented as noncontrolling interests in the consolidated balance sheet of the Company. The estimated fair value of the Consideration Units was calculated using a Monte Carlo simulation model, which used the following weighted-average assumptions: 21.1% expected volatility, a risk-free interest rate of 1.5%, estimated term of 9.2 years and a fair value of the Ordinary Shares of $10.00.

The Company recorded an allocation of the acquisition consideration to the acquiree’s identified tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the Closing Date. The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill. The following is a summary of the estimated fair values of the assets acquired and liabilities assumed:

Cash and restricted cash	$48,359
Trade receivables	8,077
Prepaid expenses and other assets	34,970
Real property interests	901,290
Intangible assets	5,400
Accounts payable and other liabilities	(22,654)
Rent received in advance	(15,837)
Real property interest liabilities	(33,398)
Deferred income tax liability	(45,100)
Long-term debt	(570,759)

Net identifiable assets acquired	310,348
Goodwill	80,509

Total acquisition consideration	$390,857

The Company allocated the purchase price for the transaction based upon the estimated fair value of net assets acquired and liabilities assumed at the date of acquisition. The fair value of the real property interests, which consisted of right-of-use assets under finance leases and cell site leasehold interests, was estimated under an income approach based upon management’s projections of monthly cash flows for the beneficial rights to the respective real property interests. With consideration given to the specified term of each real property interest arrangement, which ranged from 23 to 99 years as of the Closing Date, the monthly cash flow streams were discounted to present value using an appropriate pre-tax discount rate for the geographic region of each arrangement, with the discount rate for each region determined based on a base pre-tax discount rate for the United States with a premium to account for additional risk associated with the respective region. Discount rates used in the determination of the fair value of real property interests ranged from 8.2% to 18.5%.

The identified intangible assets included the in-place tenant leases. The fair value of the in-place lease intangible assets was estimated under a replacement cost method. This approach measures the value of an asset by the cost to reconstruct or replace it with another of like utility. The in-place lease intangible asset represents the avoided cost of originating the acquired lease with the in-place tenant. Based on industry experience, the Company estimated one month as a reasonable amount of time to allot for origination of a tenant lease. Accordingly, the fair value of the in-place lease intangible asset approximated the cash flows associated with one-month’s net cash flows for each in-place tenant lease.

The purchase price allocation also reflected the recognition of deferred income taxes related to the fair value of assets acquired and liabilities assumed of the AP Wireless foreign subsidiaries over their respective historical tax bases as of the Closing Date.

The following unaudited pro forma combined financial information presents the Company’s results as though the Transaction had occurred at January 1, 2019. The unaudited pro forma consolidated financial information has been prepared using the acquisition method of accounting in accordance with GAAP (unaudited):

	Year Ended December 31,
	2020	2019
Revenue	$69,759	$55,706
Net loss	$(120,457)	$(82,141)